Condensed Parent Company Only Financial Statements - Condensed Balance Sheets (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets
Cash in bank	$ 294,186	$ 319,156
Other assets	1,039,783	779,942
Total Assets	30,833,015	27,904,129	$ 21,659,190
Liabilities and Shareholders’ Equity
Liabilities	26,776,738	24,207,338
Shareholders’ equity	4,056,277	3,696,791	$ 2,939,694	$ 2,498,835
Total Liabilities and Shareholders’ Equity	30,833,015	27,904,129
IBERIABANK Corporation
Assets
Cash in bank	179,545	168,873
Investments in subsidiaries	4,008,802	3,661,808
Other assets	53,832	49,207
Total Assets	4,242,179	3,879,888
Liabilities and Shareholders’ Equity
Liabilities	185,902	183,097
Shareholders’ equity	4,056,277	3,696,791
Total Liabilities and Shareholders’ Equity	$ 4,242,179	$ 3,879,888